STOCKHOLDERS' EQUITY - Warrants to Purchase Preferred Stock (Details) - OLD PlayStudios, Inc. $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2020 $ / shares
Class of Warrant or Right [Line Items]
Number of shares to be purchased for one warrant		1
Conversion ratio	1	1
Warrants Outstanding	6,042,000	6,042,000	6,000,000
Exercise Price | $ / shares	$ 0			$ 0
Warrants exercisable		1,300,000	1,300,000
Weighted-average exercise price of all warrants | $ / shares	$ 0.26	$ 0.26	$ 0.26
Weighted-average remaining contractual term of the warrants	3 years	3 years 3 months 18 days
Aggregate intrinsic value | $	$ 8.3	$ 6.6	$ 2.6
IPO
Class of Warrant or Right [Line Items]
Warrants exercisable	1,300,000	1,300,000
Series A
Class of Warrant or Right [Line Items]
Warrants Outstanding	560,000
Exercise Price | $ / shares	$ 0.06
Series B
Class of Warrant or Right [Line Items]
Warrants Outstanding	2,563,000	2,563,000
Exercise Price | $ / shares	$ 0.21	$ 0.21
Warrants exercisable	2,600,000
Series C-1
Class of Warrant or Right [Line Items]
Warrants Outstanding	2,302,000	2,302,000
Exercise Price | $ / shares	$ 0.27	$ 0.27
Series C
Class of Warrant or Right [Line Items]
Warrants Outstanding	617,000	617,000
Exercise Price | $ / shares	$ 0.61	$ 0.61